Note 7 - Change in Fair Value of Digital Assets Held, Net	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]

7  Change in fair value of digital assets held, net

The following table presents the components of the Change in fair value of digital assets held, net for the year ended  December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024	2023
Change in fair value of digital asset inventories, arising from purchase of digital assets on the Exchange	$56,031	$71,685	$60,605
Change in fair value of digital asset inventories and financial assets, net of change in fair value of the payable to customers	(208,577)	130,733	1,238,819
Change in fair value of loan and other receivables - digital assets	(24,994)	43,675	53,510
Change in fair value of digital asset loan payable	15	(14,449)	(1,102)
Impairment losses of digital asset held - intangible assets	(497,443)	(24,601)	—
Total Change in fair value of digital assets held, net	$(674,968)	$207,043	$1,351,832